PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 43,622	$ 38,278
Accumulated depreciation	28,622	26,285
Deprecated cost	15,000	11,993
Depreciation	4,635	3,704	$ 2,752
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,871	17,624
Accumulated depreciation	14,408	13,511
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,316	13,090
Accumulated depreciation	11,164	10,501
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,510	1,454
Accumulated depreciation	535	575
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,039	3,134
Accumulated depreciation	1,230	1,224
SECaaS equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,886	2,976
Accumulated depreciation	$ 1,285	$ 474